INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of recoverable values (Details)	12 Months Ended
Dec. 31, 2025 $ / bbl
Bottom of range
Intangible Assets Other Than Goodwill [Line Items]
Annual growth rate (Terminal)	0.00%
Exchange rate	5.60%
Discount rate based on the Weighted Average Cost of Capital (WACC)	8.00%
Top of range
Intangible Assets Other Than Goodwill [Line Items]
Annual growth rate (Terminal)	4.60%
Exchange rate	5.80%
Discount rate based on the Weighted Average Cost of Capital (WACC)	10.00%
Fuel Price from future prices curves Commodities markets (usd per barrel)	90